Investments in Associates and Joint Ventures - Additional Information (Detail) - JPY (¥)	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Investments In Associates And Joint Ventures [abstract]
Contingent liabilities incurred in relation to interests in associates	¥ 0	¥ 0
Contingent liabilities incurred in relation to interests in joint ventures	0	0
Commitments in relation to joint ventures	¥ 0	¥ 4,786,000,000